Offerings	Aug. 11, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.01 par value per share
Maximum Aggregate Offering Price	$ 71,477,986.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,871.11
Offering Note	The maximum aggregate offering price is estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, (the “Securities Act”) solely for the purpose of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under the registration statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.01 par value per share
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 138.10
Offering Note	The Registrant previously paid $138.10 in connection with the filing of the Registrant’s Registration Statement on Form N-2 (File No. 333-294872) with the Securities and Exchange Commission on April 3, 2026.
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.01 par value per share
Maximum Aggregate Offering Price	$ 77,522,014.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-267848
Carry Forward Initial Effective Date	Apr. 12, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 8,542.93
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant is carrying forward $77,522,014 aggregate principal offering price of unsold common shares of beneficial interest (the “Unsold Shares”) that were previously registered for sale under a Registration Statement filed on March 23, 2023 on Form N-2 (File No. 333-267848) and which became effective on April 12, 2023 (the “Prior Registration Statement”). The Registrant previously paid filing fees in the aggregate of $12,706.07 relating to the securities registered on the Prior Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Shares will continue to be applied to such Unsold Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.